Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Tax provisions (benefit) for income taxes consisted of the following:

	Years Ended December 31,
	2018	2017	2016
	(In thousands)
Current
Domestic(1)	$9,166	$12,775	$2,135
Foreign	41,412	14,628	18,421
Total	50,578	27,403	20,556
Deferred
Domestic(1)	$6,164	$5,853	$6,300
Foreign	(9,798)	(13,520)	(2,493)
Total	(3,634)	(7,667)	3,807
Provision (benefit) for income taxes	$46,944	$19,736	$24,363
(1) Domestic refers to Germany.
Income before income taxes for fiscal years 2018, 2017 and 2016 is as follows:

	Years Ended December 31,
	2018	2017	2016
	(In thousands)
Domestic(1)	$115,594	$121,061	$52,426
Foreign	52,660	(36,465)	21,446
Income before income taxes	$168,254	$84,596	$73,872
(1) Domestic refers to Germany.
A corporate income tax rate of 15% was used to calculate the current and deferred taxes for the German entities. A solidarity surcharge of 0.825% (calculated as 5.5% on the corporate income tax rate) and a trade tax rate of 16.18%, for the years ended December 31, 2018, 2017 and 2016 respectively were also taken into account in the calculation. As a result, the overall tax rate for the German entities was 32.00%, for the years ended December 31, 2018, 2017 and 2016 respectively. The current and deferred taxes for the non-German entities were calculated using their respective country-specific tax rates.
The following tax reconciliation shows the difference between the expected income taxes using the German overall tax rate of 32.00% and the effective income taxes in the income statement, for the years ended December 31, 2018, 2017 and 2016, respectively. The German tax rate is applied due to the fact that the primary operating entity is located in Germany and this entity holds all non-German operations.

	Years Ended December 31,
	2018	2017	2016
	(In thousands)
Income before income taxes	$168,254	$84,596	$73,872
Expected income tax thereon	53,841	27,071	23,639
Tax rate differential	(6,695)	(2,249)	(5,201)
Change in valuation allowance on deferred tax assets and for losses without recognition of deferred taxes	(204)	(3,689)	1,740
Change in the tax rate and tax laws	(802)	(9,543)	(75)
Income taxes for prior years	876	561	32
Tax on non-deductible interest expenses	1,096	1,522	1,711
Taxes on other non-deductible expenses, and non-deductible taxes	(893)	6,216	5,144
Effects of changes in permanent differences	96	(879)	151
Tax effect on tax-free income	(532)	(1,033)	(1,263)
Other tax effects	161	1,759	(1,515)
Effective income taxes as reported	$46,944	$19,736	$24,363
Effective tax rate	27.90%	23.33%	32.98%

Change in the tax rate and tax laws in an amount of $8,820k are related to the effect of the U.S. tax reform enacted in December 2017 reducing the corporate income tax rate from 35% to 21% in the USA. As a result the net deferred tax liabilities for the US entities are now based on the new tax rate of 21%.
Other non-deductible expenses, and non-deductible taxes include taxes for Brazil (treated as a disregarded entity for U.S. tax purposes) which are non-creditable in the U.S. for the years ended December 31, 2017 $1,361k and 2018 $1,620k in connection with the reduced corporate income tax rate from 35% to 21% in the USA (U.S. tax reform enacted in December 2017).
Tax rate differential for the year ended December 31, 2018 are mainly driven by a benefit $6,311k from taxable income resulting from a land sale done in Korea during 2018.
Income tax expense recognized in the consolidated statements of operations were $46,944k in 2018, $19,736k in 2017 and $24,363k in 2016. Tax expenses/(benefit) recognized directly into the equity were $265k in 2018, $(8,467)k in 2017 and $6,483k in 2016.
Significant components of deferred income taxes were as follows:

	December 31
	2018	2017
	(In thousands)
Assets
Intangible assets	$842	$1,204
Property, plant and equipment	8,963	10,078
Financial assets	7,044	8,764
Inventories	4,131	2,633
Receivables, other assets	1,207	2,941
Liabilities
Provisions	18,825	20,275
Liabilities	31,093	28,185
Other
Loss carryforwards	43,753	54,918
Interest Carry forwards	9,041	8,162
Tax credits	1,022	—
Other	2,750	—
Total deferred tax assets (gross)	128,671	137,160
Valuation allowance	(40,905)	(54,596)
Total deferred tax assets (net)	$87,766	$82,564

	December 31
	2018	2017
	(In thousands)
Assets
Intangible assets	$12,973	$740
Property, plant and equipment	30,628	32,784
Financial assets	6,719	6,629
Receivables, other assets	12,157	13,578
Liabilities
Other	8,005	2,238
Provisions	6,441	6,808
Liabilities	3,953	2,062
Total deferred tax liabilities	$80,876	$64,839
The following table illustrates the gross and net deferred tax positions after the application of jurisdictional netting.

	December 31
	2018	2017
	(In thousands)
Deferred tax assets
Gross deferred tax assets	$87,766	$82,564
Net deferred tax assets	52,395	38,195
Deferred tax liabilities
Gross deferred tax liabilities	80,876	64,839
Net deferred tax liabilities	45,504	20,470
Net deferred tax asset / (liability) positions	$6,891	$17,725

Management assesses the recoverability of deferred tax assets. The assessment depends on future taxable profits being generated during the periods in which tax measurement differences reverse and tax loss carryforwards can be claimed. Orion expects that sufficient taxable income will be available to recover deferred tax assets due to the tax group in place.
As of December 31, 2018 and 2017, certain loss carryforwards were subject to restrictions with respect to the offsetting of losses. No deferred tax assets were recorded on these loss carryforwards if it is not likely that they will be used by future taxable income.
The following tax loss and interest carryforwards were recognized as at December 31, 2018 and 2017 (gross amounts):

	December 31
	2018	2017
	(In thousands)
Corporate income tax loss carryforwards	$71,904	$114,551
Trade tax loss carryforwards	—	—
Total	$71,904	$114,551

The change between the recognized tax loss and interest carryforwards as at December 31, 2018 compared to 2017 is mainly driven by the high taxable income of our German Tax Group.

No deferred tax assets were recognized for the following items (gross amounts):

	December 31
	2018	2017
	(In thousands)
Deductible temporary differences	$40,905	$34,019
Corporate income tax loss carryforwards	105,287	125,198
Trade tax loss carryforwards	—	256
Interest carryforwards for tax purposes	28,562	24,628
Total	$174,754	$184,101

The following table provides detail surrounding the expiration dates of the gross amount of tax loss carryforwards and tax credits:

	Net operating loss carryforwards	Tax Credits
	(In thousands)
2019 to 2025	$758	$—
2026 and thereafter	21,325	1,001
Indefinite carry-forwards	155,108	21
Total	$177,191	$1,022

As of December 31, 2018, the company's net operating loss carryforwards primarily relate to net operating losses which are due to expire at various dates, but not later than 2036.
No deferred taxes were recognized on a taxable temporary difference of $11,815k (prior year: $17,837k) in connection with subsidiaries.
Deferred tax liabilities amounting $1,804k (2017: $2,238k; 2016: $1,719k) were recognized for subsidiaries for which a dividend distribution is expected in the near future.
Deferred tax liabilities in the USA were reduced by $8,820k, deferred tax assets were reduced by $429k mainly reflecting the changes following the U.S. tax reform and the future corporate tax rate of 21% for the year ended December 31, 2017.
We are not aware about events which would cause temporary differences, for which a deferred tax liability has not been recognized.

Tax uncertainties
A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal years 2018, 2017 and 2016 is as follows:

	2018	2017	2016
	(In thousands)
Balance at beginning of the year	$13,155	$10,660	$12,103
Additions based on tax positions related to the current year	4	1,590	165
Additions for tax positions of prior year	2,982	1,663	1,012
Reductions of tax positions of prior year	(1,370)	(759)	(2,619)
Reductions related to settlements	—	—	—
Reductions from lapse of statute of limitations	—	—	—
Balance at end of the year	$14,771	$13,155	$10,660

We recognize interest related to unrecognized tax benefits and penalties as income tax expense. Related to the unrecognized tax benefits (noted above), we accrued penalties of $0.0m and interest of $0.5m during 2018 and in total $3.4m as of December 31, 2018. We recognized no liabilities for penalties and accrued interest of $0.9m during 2017, in total we accrued $2.9m as of December 31, 2017. We had recognized no liabilities for penalties and accrued interest of $1.2m during 2016. We accrued penalties and interest in total $2.0m as of December 31, 2016.
Orion and certain subsidiaries are under audit in a number of jurisdictions, and in particular in Germany for the initial three years of incorporation (fiscal years 2011-2013). It cannot be excluded that a further change in the unrecognized tax benefits may occur within the next twelve months related to the settlement of one or more of these audits or the lapse of applicable statutes of limitations; however, an estimated range of the impact on the unrecognized tax benefits cannot be quantified at this time.